Inventory (Tables)	12 Months Ended
Mar. 31, 2019
Classes Of Inventories [Abstract]
Schedule of Inventory

Inventory was comprised of the following items:

	March 31,	March 31,
	2019	2018

Finished goods	$38,048	$26,506
Work-in-process	165,462	71,883
Merchandise and devices	11,459	571
Supplies and consumables	47,136	2,647

Total inventory	$262,105	$101,607